Note 7 - Debt Issuance Costs (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	June 30, 2016		December 31, 2015
	Convertible Notes Payable	Long-Term Debt	Convertible Notes Payable	Long-Term Debt
Loan principal amount	$2,775	$300	$2,775	$300
Deferred financing costs	105	37	105	37
Accumulated Amortization	(52)	(28)	(40)	(26)
Unamortized balance	53	9	65	11
Loan amount, net	$2,722	$291	$2,712	$287